Business Overview and Management Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]
1)	Business Overview and Management Plans

We have developed instruments which utilize our unique and proprietary pressure cycling technology (“PCT”), which we sell along with associated consumables and services to life sciences companies, academic institutions and government agencies.  Since we began operations as Pressure BioSciences in February 2005, we have installed 216 Barocycler instruments, of which 138 currently remain installed.  PCT represents the core of our products and has enabled our customers to perform biological sample preparation and enzymatic digestion in unique ways that were previously unavailable.  The enabling capability of our PCT products allows us to continue to increase the number of applications for our platform beyond current uses, which include genomic and proteomic sample preparation, pathogen inactivation, the control of chemical and enzymatic reactions, immunodiagnostics, and protein purification.  Additionally, we are pursuing business opportunities to leverage our products and PCT into new markets beyond our current focus of PCT-enhanced enzymatic digestion products designed specifically for the mass spectrometry marketplace, as well as sample preparation products for biomarker discovery, soil and plant biology, forensics, histology, and counter-bioterror applications.

PCT uses internally developed instrumentation that is capable of cycling pressure between ambient and ultra-high levels at controlled temperatures to rapidly and repeatedly control the interactions of bio-molecules. Our instrument, the Barocycler®, and our internally developed consumables product line, which includes PULSE® (Pressure Used to Lyse Samples for Extraction) Tubes as well as application specific kits (which include consumable products and reagents) together make up the PCT Sample Preparation System.

We have experienced negative cash flows from operations with respect to our pressure cycling technology business since our inception.  As of March 31, 2012, we did not have adequate working capital resources to satisfy our current liabilities and as a result, we have substantial doubt regarding our ability to continue as a going concern.  Based on our current projections, including equity financing completed subsequent to March 31, 2012, we believe our current cash resources will enable us to extend our cash resources to fund normal operations until the end of May 2012.  Please see Note 6, Subsequent Events.

We need substantial additional capital to fund normal operations in periods beyond the end of May 2012.  In the event that we are unable to obtain financing on acceptable terms, or at all, we will likely be required to cease our operations, pursue a plan to sell our operating assets, or otherwise modify our business strategy, which could materially harm our future business prospects.

(1)  Business Overview and Management Plans

We are focused on solving the challenging problems inherent in biological sample preparation, a crucial laboratory step performed by scientists worldwide working in biological life sciences research. Sample preparation is a term that refers to a wide range of activities that precede most forms of scientific analysis. Sample preparation is often complex, time-consuming, and in our belief, one of the most error-prone steps of scientific research. It is a widely-used laboratory undertaking, the requirements of which drive what we believe is a large and growing worldwide market. We have developed and patented a novel, enabling technology platform that can control the sample preparation process. It is based on harnessing the unique properties of high hydrostatic pressure. This process, called pressure cycling technology, or PCT, uses alternating cycles of hydrostatic pressure between ambient and ultra-high levels (35,000 psi or greater) to safely, conveniently and reproducibly control the actions of molecules in biological samples, such as cells and tissues from human, animal, plant, and microbial sources.

Our pressure cycling technology uses internally developed instrumentation that is capable of cycling pressure between ambient and ultra-high levels - at controlled temperatures and specific time intervals - to rapidly and repeatedly control the interactions of bio-molecules, such as DNA, RNA, proteins, lipids, and small molecules. Our laboratory instrument, the Barocycler®, and our internally developed consumables product line, including PULSE (Pressure Used to Lyse Samples for Extraction) Tubes, other processing tubes, and application specific kits (which include consumable products and reagents) together make up our PCT Sample Preparation System, or PCT SPS.

We have experienced negative cash flows from operations with respect to our pressure cycling technology business since our inception. As of December 31, 2011, we did not have adequate working capital resources to satisfy our current liabilities. Based on our current projections, including equity financing subsequent to December 31, 2011, we believe our current cash resources will enable us to extend our cash resources until April 2012.

As a result, the audit report issued by our independent registered public accounting firm on our audited financial statements for the fiscal year ended December 31, 2011 contains an explanatory paragraph regarding our ability to continue as a going concern due to the risk that we may not have sufficient cash and liquid assets at December 31, 2011 to cover our operating and capital requirements for the next twelve-month period; and if sufficient cash cannot be obtained, we would have to substantially alter, or possibly even discontinue, operations.  The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Such an opinion from our independent registered accounting firm could adversely affect our ability to obtain additional financing on favorable terms, if at all, as such an opinion may cause investors to have reservations about our long-term prospects, and may adversely affect our relationships with customers. There can be no assurance that our auditing firm will not qualify its opinion in the future. If we cannot successfully continue as a going concern, our stockholders may lose their entire investment in us.

Management has developed a plan to continue operations. This plan includes further reductions in expenses and obtaining equity or debt financing including our most recently completed financing in February 2012, in which we sold units consisting of shares of restricted common stock and warrants to purchase shares of common stock for net aggregate proceeds of approximately $765,000, which included the conversion of $387,457 in principal and interest from convertible promissory notes. Although we have successfully completed equity financings and reduced expenses in the past, we cannot assure you that our plans to address these matters in the future will be successful.  Additional financing may not be available to us on a timely basis, if at all, or on terms acceptable to us.  In the event we are unable to raise sufficient funds on terms acceptable to us, we may be required to:

•
severely limit or cease our operations or otherwise reduce planned expenditures and forego other business opportunities, which could harm our business.  The accompanying financial statements do not include adjustments that may be required in the event of the disposal of assets or the discontinuation of the business;

•	obtain financing with terms that may have the effect of diluting or adversely affecting the holdings or the rights of the holders of our capital stock; or

•	obtain funds through arrangements with future collaboration partners or others that may require us to relinquish rights to some or all of our technologies or products.

Our common stock is listed on The NASDAQ Capital Market.  We previously received letters from the NASDAQ Stock Market LLC, or NASDAQ, on April 13, 2011, advising us that our stockholders’ equity for the year ended December 31, 2010 had fallen below the minimum requirement for continued inclusion on The NASDAQ Capital Market and on August 15, 2011, advising us that, for the previous 30 consecutive business days, the bid price of our common stock had closed below the minimum $1.00 per share requirement for continued inclusion on The NASDAQ Capital Market.  On October 4, 2011, we received written notification from the Listing Qualifications Department of the NASDAQ, or NASDAQ, stating that our common stock is subject to delisting from The NASDAQ Capital Market, pending our opportunity to request a hearing before a NASDAQ Listing Qualifications Panel (the “Panel”).  We attended a hearing before the Panel on November 17, 2011 to consider further our plan to bring the Company into compliance with the stockholders’ equity listing standard and the minimum $1.00 per share requirement.

On December 7, 2011, we received notice that the Panel granted our request for continued listing on The NASDAQ Capital Market subject to, among other things, our demonstration of compliance with the applicable minimum stockholders’ equity requirement of $2.5 million by February 29, 2012.  On February 15, 2012, we received notice from NASDAQ that the bid price of our common stock had not regained compliance with the minimum $1.00 per share requirement as of February 13, 2012, 180 calendar days after NASDAQ’s August 15, 2011 notice.  While we are working toward regaining compliance with all applicable requirements for continued listing on The NASDAQ Capital Market, including both minimum stockholders’ equity and minimum bid price of $1.00 per share, there can be no assurance that we will be able to demonstrate compliance by the February 29, 2012 deadline or that the Panel will grant us an extension in the event compliance is not timely achieved.

The Company identified errors in its calculation of the incremental value of the warrants issued to holders of Series A and B Convertible Preferred Stock.  As a result of this correction, the Company has identified an additional $379,000 that has been recorded as a deemed dividend.  The Company has analyzed the impact of this item and concluded that it would not be material with respect to any reporting period after taking into consideration the requirements of the Securities and Exchange Commission (“SEC”) Staff Bulletin No. 99.